Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Consolidated Subsidiaries [Abstract]
Consolidated Subsidiaries
Consolidated subsidiaries as of December 31, 2019 and 2020 are as follows:

			Percentage of ownership (%)
Subsidiaries	Key operation activities	Location	2019	2020
Korea Hydro & Nuclear Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea South-East Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Midland Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Western Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea Southern Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Korea East-West Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
KEPCO Engineering & Construction Company, Inc.(*1)	Engineering and construction for utility plant and others	KOREA	65.77%	65.77%
KEPCO Plant Service & Engineering Co., Ltd.	Utility plant maintenance and others	KOREA	51.00%	51.00%
KEPCO Nuclear Fuel Co., Ltd.	Nuclear fuel	KOREA	96.36%	96.36%
KEPCO KDN Co., Ltd.	Electric power information technology and others	KOREA	100.00%	100.00%
KEPCO International HongKong Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO International Philippines Inc.	Holding company	PHILIPPINES	100.00%	100.00%
KEPCO Gansu International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO Philippines Holdings Inc.	Holding company	PHILIPPINES	100.00%	100.00%
KEPCO Philippines Corporation	Operation of utility plant	PHILIPPINES	100.00%	100.00%
KEPCO Ilijan Corporation	Construction and operation of utility plant	PHILIPPINES	51.00%	51.00%
KEPCO Lebanon SARL	Operation of utility plant	LEBANON	100.00%	100.00%
KEPCO Neimenggu International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KEPCO Shanxi International Ltd.	Holding company	HONG KONG	100.00%	100.00%
KOMIPO Global Pte Ltd.	Holding company	SINGAPORE	100.00%	100.00%
KEPCO Netherlands B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Korea Imouraren Uranium Investment Corp.	Holding company	FRANCE	100.00%	100.00%
KEPCO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSEP Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOMIPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSPO Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KEPCO Middle East Holding Company	Holding company	BAHRAIN	100.00%	100.00%
Qatrana Electric Power Company	Construction and operation of utility plant	JORDAN	80.00%	80.00%
KHNP Canada Energy, Ltd.	Holding company	CANADA	100.00%	100.00%
KEPCO Bylong Australia Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
Korea Waterbury Uranium Limited Partnership	Resources development	CANADA	80.00%	80.00%
KEPCO Holdings de Mexico	Holding company	MEXICO	100.00%	100.00%
KST Electric Power Company, S.A.P.I. de C.V.	Construction and operation of utility plant	MEXICO	56.00%	56.00%
KEPCO Energy Service Company	Operation of utility plant	MEXICO	100.00%	100.00%
KEPCO Netherlands S3 B.V.	Holding company	NETHERLANDS	100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali	Operation of utility plant	INDONESIA	51.00%	51.00%
PT. Cirebon Power Service(*2)	Operation of utility plant	INDONESIA	27.50%	27.50%
KOWEPO International Corporation	Operation of utility plant	PHILIPPINES	99.99%	99.99%
KOSPO Jordan LLC	Operation of utility plant	JORDAN	100.00%	100.00%
EWP Philippines Corporation	Holding company	PHILIPPINES	100.00%	—
EWP America Inc.	Holding company	USA	100.00%	100.00%
EWP Renewable Corporation	Holding company	USA	100.00%	100.00%
DG Fairhaven Power, LLC(*7)	Power generation	USA	100.00%	100.00%
DG Whitefield, LLC	Power generation	USA	100.00%	—
Springfield Power, LLC	Power generation	USA	100.00%	—
KNF Canada Energy Limited	Holding company	CANADA	100.00%	100.00%
EWP Barbados 1 SRL	Holding company	BARBADOS	100.00%	100.00%
California Power Holdings, LLC	Power generation	USA	100.00%	100.00%
Gyeonggi Green Energy Co., Ltd.	Power generation	KOREA	62.01%	62.01%
PT. Tanggamus Electric Power	Power generation	INDONESIA	52.50%	52.50%
Gyeongju Wind Power Co., Ltd.	Power generation	KOREA	70.00%	70.00%
KOMIPO America Inc.	Holding company	USA	100.00%	100.00%
EWPRC Biomass Holdings, LLC	Holding company	USA	100.00%	100.00%
KOSEP USA, Inc.	Power generation	USA	100.00%	100.00%
PT. EWP Indonesia	Holding company	INDONESIA	99.96%	99.96%
KEPCO Netherlands J3 B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Korea Offshore Wind Power Co., Ltd.	Power generation	KOREA	100.00%	100.00%
Global One Pioneer B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Global Energy Pioneer B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Mira Power Limited(*3)	Power generation	PAKISTAN	76.00%	76.00%
KOSEP Material Co., Ltd.	Recycling fly ashes	KOREA	86.22%	86.22%
Commerce and Industry Energy Co., Ltd.(*4)	Power generation	KOREA	85.03%	85.03%
KEPCO KPS Philippines Corp.	Utility plant maintenance and others	PHILIPPINES	99.99%	99.99%
KOSPO Chile SpA	Holding company	CHILE	100.00%	100.00%
PT. KOWEPO Sumsel Operation And Maintenance Services	Utility plant maintenance and others	INDONESIA	95.00%	95.00%
Hee mang sunlight Power Co., Ltd.	Operation of utility plant	KOREA	100.00%	100.00%
Fujeij Wind Power Company	Operation of utility plant	JORDAN	100.00%	100.00%
KOSPO Youngnam Power Co., Ltd.	Operation of utility plant	KOREA	50.00%	50.00%
VI Carbon Professional Private Special Asset Investment Trust 1	Holding company	KOREA	96.67%	96.67%
Chitose Solar Power Plant LLC	Power generation	JAPAN	80.10%	80.10%
KEPCO Energy Solution Co., Ltd.	Energy service	KOREA	100.00%	100.00%
KEPCO Solar Co., Ltd. (formerly, Solar School Plant Co., Ltd.)	Power generation	KOREA	100.00%	100.00%
KOSPO Power Services Ltda.	Utility plant maintenance and others	CHILE	65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust	Holding company	KOREA	99.01%	99.01%
KOEN Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOMIPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOSPO Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
EWP Bylong Pty., Ltd.	Resources development	AUSTRALIA	100.00%	100.00%
KOWEPO Lao International	Utility plant maintenance and others	LAOS	100.00%	100.00%
KEPCO US Inc.	Holding company	USA	100.00%	100.00%
KEPCO Alamosa LLC	Holding company	USA	50.10%	50.10%
KEPCO Solar of Alamosa, LLC	Power generation	USA	100.00%	100.00%
KEPCO Mangilao Holdings LLC (formerly, KEPCO-LG CNS Mangilao Holdings LLC)(*5)	Holding company	USA	70.00%	100.00%
Mangilao Investment LLC	Holding company	USA	100.00%	100.00%
KEPCO Mangilao Solar, LLC (formerly, KEPCO-LG CNS Mangilao Solar, LLC)	Power generation	USA	100.00%	100.00%
Jeju Hanlim Offshore Wind Co., Ltd.	Power generation	KOREA	75.99%	75.99%
PT. Siborpa Eco Power	Construction and operation of utility plant	INDONESIA	55.00%	55.00%
BSK E-New Industry Fund VII	Holding company	KOREA	81.67%	81.67%
e-New Industry LB Fund 1	Holding company	KOREA	76.11%	76.11%
Songhyun e-New Industry Fund	Holding company	KOREA	80.65%	80.65%
BSK E-New Industry Fund X	Holding company	KOREA	—	66.80%
PT. Korea Energy Indonesia	Utility plant maintenance and others	INDONESIA	95.00%	95.00%
KOLAT SpA	Utility plant maintenance and others	CHILE	100.00%	100.00%
KEPCO California, LLC	Holding company	USA	100.00%	100.00%
KEPCO Mojave Holdings, LLC	Holding company	USA	100.00%	100.00%
Incheon Fuel Cell Co., Ltd.	Power generation	KOREA	60.00%	60.00%
KOEN Service Co., Ltd.	Facility maintenance and service	KOREA	100.00%	100.00%
KOMIPO Service Co., Ltd.	Facility maintenance and service	KOREA	100.00%	100.00%
KOWEPO Service Co., Ltd.	Facility maintenance and service	KOREA	100.00%	100.00%
KOSPO Service Co., Ltd.	Facility maintenance and service	KOREA	100.00%	100.00%
EWP Service Co., Ltd.	Facility maintenance and service	KOREA	100.00%	100.00%
PT. KOMIPO Energy Indonesia	Utility plant maintenance and others	INDONESIA	95.00%	95.00%
KNF Partners Co., Ltd.	Facility maintenance	KOREA	100.00%	100.00%
KOSPO USA Inc.	Holding company	USA	100.00%	100.00%
Nambu USA LLC	Holding company	USA	100.00%	100.00%
Tamra Offshore Wind Power Co., Ltd.	Power generation	KOREA	63.00%	63.00%
KEPCO MCS Co., Ltd.	Electric meter reading and others	KOREA	100.00%	100.00%
KEPCO FMS Co., Ltd.	Security service and others	KOREA	100.00%	100.00%
Firstkeepers Co., Ltd.	Facility maintenance	KOREA	100.00%	100.00%
Secutec Co., Ltd.	Security service	KOREA	100.00%	100.00%
SE Green Energy Co., Ltd.	Power generation	KOREA	84.80%	84.80%
KEPCO Mangilao America LLC(*6)	Holding company	USA	100.00%	100.00%
Mangilao Intermediate Holdings LLC	Holding company	USA	100.00%	100.00%
KEPCO CSC Co., Ltd.	Facility maintenance and service	KOREA	100.00%	100.00%
KOAK Power Limited	Facility maintenance	PAKISTAN	100.00%	100.00%
KOMIPO Europe B.V.	Holding company	NETHERLANDS	100.00%	100.00%
Haenanum Energy Fund	Holding company	KOREA	99.64%	99.64%
Paju Ecoenergy Co., Ltd.	Power generation	KOREA	89.00%	89.00%
Guam Ukudu Power LLC	Power generation	USA	—	100.00%
TS Energy No. 25 Co., Ltd.	Power generation	KOREA	—	90.00%
KPS Partners Co., Ltd.	Facility maintenance and service	KOREA	—	100.00%
KEPCO E&C Service Co., Ltd.	Facility maintenance and service	KOREA	—	100.00%
Moha Solar Co., Ltd.	Power generation	KOREA	—	100.00%
Ogiri Solar Power Co., Ltd.	Power generation	KOREA	—	70.00%
KHNP USA LLC	Holding company	USA	—	100.00%
KOMIPO Vanphong Power Service LLC	Utility plant maintenance and others	VIETNAM	—	100.00%
Energy Innovation Fund I	Holding company	KOREA	—	71.91%

(*1)	Considering treasury stocks, the effective percentage of ownership is 66.08%.

(*2)

The effective percentage of ownership is less than 50%. However, this subsidiary is included in the consolidated financial statements as the Company obtained the majority of the voting power through the shareholders’ agreement.

(*3)	As of the reporting date, the annual reporting period of all subsidiaries is December 31, except for Mira Power Limited which is November 30.

(*4)

The Company guarantees a certain return on investment related to Commerce and Industry Energy Co., Ltd. for the financial investors. The financial investors have a right to sell their shares to the Company which can be exercised 84 months after the date of investment. Accordingly, the purchase price including the return on investment is classified as a liability.

(*5)

As of the end of the reporting period, the Company does not have a shareholding; however, this subsidiary is included in the consolidated financial statements as the Company has control over the entity by virtue of the right to nominate all 4 members of the board of directors.

(*6)

As of the end of the reporting period, the Company does not have a shareholding; however, this subsidiary is included in the consolidated financial statements as the Company has control over the entity by virtue of the right to nominate the CEO and key management members.

(*7)	As 100% of the shares held were sold after the end of the reporting period, the assets of DG Fairhaven Power, LLC were classified as assets held-for-sale.

Subsidiaries newly included in or excluded from consolidation

Subsidiaries included in consolidation during the year ended December 31, 2020.

Subsidiaries	Reason
Guam Ukudu Power LLC	Newly established
TS Energy No. 25 Co., Ltd.	New investment
KPS Partners Co., Ltd.	Newly established
KEPCO E&C Service Co., Ltd.	Newly established
Moha Solar Co., Ltd.	New investment
Ogiri Solar Power Co., Ltd.	Newly established
KHNP USA LLC	Newly established
KOMIPO Vanphong Power Service LLC	Newly established
Energy Innovation Fund I	Additional acquisition
BSK E-New Industry Fund X	Newly established

Subsidiaries excluded from consolidation during the year ended December 31, 2020.

Subsidiaries	Reason
EWP Philippines Corporation	Liquidation
DG Whitefield, LLC	Sale of shares
Springfield Power, LLC	Sale of shares

Summary of financial information of consolidated subsidiaries
Summary of financial information of consolidated subsidiaries as of and for the years ended December 31, 2019 and 2020 are as follows:

2019
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	59,570,219	33,917,275	8,969,072	306,007
Korea South-East Power Co., Ltd.		10,938,358	5,866,642	5,385,387	41,006
Korea Midland Power Co., Ltd.		12,684,828	8,977,766	4,479,707	(28,449)
Korea Western Power Co., Ltd.		10,514,438	6,637,451	4,448,992	(46,061)
Korea Southern Power Co., Ltd.		10,884,799	6,608,301	5,084,907	(41,342)
Korea East-West Power Co., Ltd.		9,724,311	5,022,921	4,855,964	56,698
KEPCO Engineering & Construction Company, Inc.		735,207	242,994	448,635	26,398
KEPCO Plant Service & Engineering Co., Ltd.		1,356,983	294,757	1,244,613	157,737
KEPCO Nuclear Fuel Co., Ltd.		831,604	429,799	309,055	24,618
KEPCO KDN Co., Ltd.		604,458	159,807	625,567	42,205
KEPCO International HongKong Ltd.		138,942	633	—	3,330
KEPCO International Philippines Inc.		107,224	371	—	67,991
KEPCO Gansu International Ltd.		10,448	545	—	(20)
KEPCO Philippines Holdings Inc.		200,503	6,656	—	66,200
KEPCO Philippines Corporation		6,706	332	—	(52)
KEPCO Ilijan Corporation		371,377	56,156	95,072	40,818
KEPCO Lebanon SARL		1,835	9,786	—	255
KEPCO Neimenggu International Ltd.		200,858	—	—	(354)
KEPCO Shanxi International Ltd.		538,604	208,895	—	151
KOMIPO Global Pte Ltd.		269,302	463	—	10,400
KEPCO Netherlands B.V.		122,577	101	—	948
Korea Imouraren Uranium Investment Corp.		14,173	111	—	(49,716)
KEPCO Australia Pty., Ltd.		364	14	—	(395,914)
KOSEP Australia Pty., Ltd.		32,782	2,911	15,514	3,935
KOMIPO Australia Pty., Ltd.		40,898	2,909	15,514	3,766
KOWEPO Australia Pty., Ltd.		44,182	5,772	15,514	2,761
KOSPO Australia Pty., Ltd.		37,254	5,012	15,514	2,638
KEPCO Middle East Holding Company		102,164	87,834	—	5,934
Qatrana Electric Power Company		490,723	322,857	20,773	21,807

2019
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
KHNP Canada Energy, Ltd.	￦	44,639	43	—	(10)
KEPCO Bylong Australia Pty., Ltd.		45,207	355,163	—	(220,909)
Korea Waterbury Uranium Limited Partnership		20,717	167	—	(77)
KEPCO Holdings de Mexico		187	25	—	(14)
KST Electric Power Company		539,952	449,459	55,783	(20,797)
KEPCO Energy Service Company		2,262	1,995	5,984	(481)
KEPCO Netherlands S3 B.V.		50,352	49	—	2,637
PT. KOMIPO Pembangkitan Jawa Bali		12,391	5,719	18,722	4,312
PT. Cirebon Power Service		2,089	313	8,049	406
KOWEPO International Corporation		—	10	—	(2)
KOSPO Jordan LLC		17,489	1,521	10,878	2,634
EWP Philippines Corporation		1,691	888	—	(111)
EWP America Inc.(*1)		66,622	2,619	21,719	(6,497)
KNF Canada Energy Limited		1,933	24	—	(48)
EWP Barbados 1 SRL		279,295	1,031	2,914	2,368
Gyeonggi Green Energy Co., Ltd.		194,425	159,078	13,717	(73,394)
PT. Tanggamus Electric Power		228,601	195,826	2,256	(4,529)
Gyeongju Wind Power Co., Ltd.		113,745	75,427	15,548	3,384
KOMIPO America Inc.		9,424	593	118	(1,033)
KOSEP USA, Inc.		1	5,147	—	(119)
PT. EWP Indonesia		34,455	5	—	5,124
KEPCO Netherlands J3 B.V.		120,006	74	—	(79)
Korea Offshore Wind Power Co., Ltd.		284,495	117,527	—	(12,768)
Global One Pioneer B.V.		180	73	—	(86)
Global Energy Pioneer B.V.		348	80	—	(90)
Mira Power Limited		356,111	285,577	—	(971)
KOSEP Material Co., Ltd.		2,788	1,186	3,357	22
Commerce and Industry Energy Co., Ltd.		90,637	43,985	32,728	(7,532)
KEPCO KPS Philippines Corp.		5,198	1,341	6,246	2
KOSPO Chile SpA		134,827	49,183	—	(456)
PT. KOWEPO Sumsel Operation And Maintenance Services		135	262	—	(1,104)
Hee mang sunlight Power Co., Ltd.		12,185	8,545	643	75
Fujeij Wind Power Company		218,333	196,964	—	5,515
KOSPO Youngnam Power Co., Ltd.		398,495	307,226	318,338	3,514
VI Carbon Professional Private Special Asset Investment Trust 1		3,002	—	—	12
Chitose Solar Power Plant LLC		121,457	106,254	17,103	5,480
KEPCO Energy Solution Co., Ltd.		308,188	2,142	2,843	2,805

2019
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
KEPCO Solar Co., Ltd. (formerly, Solar School Plant Co., Ltd.)	￦	208,730	3,269	1,962	2,553
KOSPO Power Services Ltda.		3,244	1,564	10,013	452
Energy New Industry Specialized Investment Private Investment Trust(*2)		100,116	17,359	2,418	(7,735)
KOEN Bylong Pty., Ltd.		—	39	—	(14)
KOMIPO Bylong Pty., Ltd.		4	43	—	(14)
KOWEPO Bylong Pty., Ltd.		4	40	—	(12)
KOSPO Bylong Pty., Ltd.		4	40	—	(12)
EWP Bylong Pty., Ltd.		4	40	—	(12)
KOWEPO Lao International		5,430	575	4,308	1,584
KEPCO US Inc.		17,231	—	—	—
KEPCO Alamosa LLC		33,515	183	145	(311)
KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC)		65,468	50,348	8,739	(1,902)
KEPCO-LG CNS Mangilao Holdings LLC		27,439	30,287	—	(1,240)
Mangilao Investment LLC		39,972	—	—	—
KEPCO-LG CNS Mangilao Solar, LLC		39,373	11	—	(524)
Jeju Hanlim Offshore Wind Co., Ltd.		14,328	558	—	(2,459)
PT. Siborpa Eco Power		11,574	71	—	(1,165)
PT. Korea Energy Indonesia		1,592	121	2,462	323
KOLAT SpA		31,178	167	656	(296)
KEPCO California, LLC		44,074	936	358	(513)
KEPCO Mojave Holdings, LLC		103,815	69,544	—	(4,215)
Incheon Fuel Cell Co., Ltd.		22,669	475	—	(1,010)
KOEN Service Co., Ltd.		5,347	4,252	25,890	543
KOMIPO Service Co., Ltd.		3,327	2,622	24,556	146
KOWEPO Service Co., Ltd.		4,228	3,302	23,982	389
KOSPO Service Co., Ltd.		3,493	2,788	18,741	135
EWP Service Co., Ltd.		4,786	4,064	20,837	162
PT. KOMIPO Energy Indonesia		2,647	196	1,392	79
KNF partners Co., Ltd.		1,378	890	3,383	187
KOSPO USA Inc.		5,896	127	—	(1,408)
Nambu USA LLC		245	1	—	245
Tamra Offshore Wind Power Co., Ltd.		156,708	121,724	19,670	1,154
KEPCO MCS Co., Ltd.		26,510	22,151	129,393	3,408
KEPCO FMS Co., Ltd.		11,336	10,638	37,627	198
Firstkeepers Co., Ltd.		1,552	2,800	121	(2,239)
Secutec Co., Ltd.		322	229	—	(597)
SE Green Energy Co., Ltd.		132,727	105,619	—	816

2019
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
KEPCO Mangilao America LLC	￦	—	—	—	—
Mangilao Intermediate Holdings LLC		13,220	12,774	—	(66)
KEPCO CSC Co., Ltd.		837	51	—	(14)
KOAK Power Limited		15,930	—	—	—
KOMIPO Europe B.V.		7,362	—	—	(286)
Haenanum Energy Fund		28,101	1	—	1
Paju Ecoenergy Co., Ltd.		53,839	—	—	—

(*1)

Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.

(*2)

Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of three other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1 and Songhyun e-New Industry Fund.

2020
Subsidiaries		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	61,859,753	35,652,467	9,938,941	647,641
Korea South-East Power Co., Ltd.		10,858,645	5,954,129	4,258,904	(139,149)
Korea Midland Power Co., Ltd.		13,028,436	9,357,603	4,293,364	(29,880)
Korea Western Power Co., Ltd.		10,357,023	6,594,779	3,605,986	(108,953)
Korea Southern Power Co., Ltd.		10,658,015	6,411,524	4,015,941	(17,588)
Korea East-West Power Co., Ltd.		9,619,485	4,974,645	4,155,416	(65,427)
KEPCO Engineering & Construction Company, Inc.		699,244	200,169	431,723	20,160
KEPCO Plant Service & Engineering Co., Ltd.		1,345,857	296,515	1,299,186	85,916
KEPCO Nuclear Fuel Co., Ltd.		798,368	390,155	331,228	14,542
KEPCO KDN Co., Ltd.		647,496	174,192	641,308	45,207
KEPCO International HongKong Ltd.		120,213	—	—	1,571
KEPCO International Philippines Inc.		133,215	366	—	35,182
KEPCO Gansu International Ltd.		7,753	512	—	(19)
KEPCO Philippines Holdings Inc.		187,375	127	—	65,792
KEPCO Philippines Corporation		6,173	17	—	(187)
KEPCO Ilijan Corporation		322,066	47,234	81,400	39,443
KEPCO Lebanon SARL		1,669	9,195	—	(59)
KEPCO Neimenggu International Ltd.		213,444	2,492	—	26,593
KEPCO Shanxi International Ltd.		508,363	196,408	—	2,278
KOMIPO Global Pte Ltd.		263,378	656	—	12,460
KEPCO Netherlands B.V.		117,449	71	—	14,503
Korea Imouraren Uranium Investment Corp.		13,955	123	—	(675)
KEPCO Australia Pty., Ltd.		451	17	—	71
KOSEP Australia Pty., Ltd.		34,249	3,500	14,327	2,150
KOMIPO Australia Pty., Ltd.	￦	45,250	3,782	14,327	2,685
KOWEPO Australia Pty., Ltd.		44,270	2,909	14,327	1,663
KOSPO Australia Pty., Ltd.		38,341	2,750	14,327	2,242
KEPCO Middle East Holding Company		90,601	78,553	—	(1,539)
Qatrana Electric Power Company		464,507	287,859	21,279	24,717
KHNP Canada Energy, Ltd.		63,794	26	—	(7)
KEPCO Bylong Australia Pty., Ltd.		44,691	349,542	—	16,897
Korea Waterbury Uranium Limited Partnership		20,908	165	—	(76)
KEPCO Holdings de Mexico		148	27	—	(14)
KST Electric Power Company, S.A.P.I. de C.V.		531,367	410,743	65,695	37,899
KEPCO Energy Service Company		2,255	994	5,880	507
KEPCO Netherlands S3 B.V.		44,042	54	—	2,833
PT. KOMIPO Pembangkitan Jawa Bali		12,946	3,298	20,306	4,775
PT. Cirebon Power Service		1,825	550	8,642	344
KOWEPO International Corporation		—	10	—	—
KOSPO Jordan LLC		31,620	15,654	9,356	1,570
EWP America Inc.(*1)		37,681	2,683	14,312	(14,327)
KNF Canada Energy Limited		1,871	22	—	(50)
EWP Barbados 1 SRL		313,409	1,170	2,950	44,729
Gyeonggi Green Energy Co., Ltd.		265,768	240,366	64,660	(9,968)
PT. Tanggamus Electric Power		217,730	184,057	3,491	11,942
Gyeongju Wind Power Co., Ltd.		105,726	68,629	13,939	2,108
KOMIPO America Inc.		105,926	918	342	(1,783)
KOSEP USA, Inc.		1	4,837	—	—
PT. EWP Indonesia		33,900	1,125	—	7,083
KEPCO Netherlands J3 B.V.		138,824	84	—	28,242
Korea Offshore Wind Power Co., Ltd.		354,643	187,576	26,838	98
Global One Pioneer B.V.		177	60	—	(76)
Global Energy Pioneer B.V.		338	64	—	(70)
Mira Power Limited		348,737	266,565	31,172	(2,960)
KOSEP Material Co., Ltd.		2,312	429	3,457	189
Commerce and Industry Energy Co., Ltd.		89,681	41,384	31,603	1,623
KEPCO KPS Philippines Corp.		3,119	284	5,151	158
KOSPO Chile SpA		128,795	48,813	—	(542)
PT. KOWEPO Sumsel Operation And Maintenance Services		108	241	—	(15)
Hee mang sunlight Power Co., Ltd.		7,261	4,339	423	(142)
Fujeij Wind Power Company		194,844	174,051	—	13,720
KOSPO Youngnam Power Co., Ltd.		389,071	294,408	254,966	3,405
VI Carbon Professional Private Special Asset Investment Trust 1		3,006	4	—	7
Chitose Solar Power Plant LLC		133,643	118,783	17,073	1,521
KEPCO Energy Solution Co., Ltd.		313,754	4,093	5,585	3,656
KEPCO Solar Co., Ltd. (formerly, Solar School Plant Co., Ltd.)		230,443	23,098	3,933	1,888
KOSPO Power Services Ltda.	￦	4,354	1,644	10,846	1,011
Energy New Industry Specialized Investment Private Investment Trust(*2)		279,489	24,173	23,682	8,248
KOEN Bylong Pty., Ltd.		6	75	—	(11)
KOMIPO Bylong Pty., Ltd.		7	76	—	(11)
KOWEPO Bylong Pty., Ltd.		6	64	—	—
KOSPO Bylong Pty., Ltd.		153	213	—	(2)
EWP Bylong Pty., Ltd.		6	35	—	28
KOWEPO Lao International		8,982	392	8,466	4,706
KEPCO US Inc.		16,154	—	—	(21)
KEPCO Alamosa LLC		31,353	270	127	(237)
KEPCO Solar of Alamosa, LLC		68,336	42,910	9,096	(2,052)
KEPCO Mangilao Holdings LLC (formerly, KEPCO-LG CNS Mangilao Holdings LLC)		25,785	28,924	—	(502)
Mangilao Investment LLC		38,090	14	—	(15)
KEPCO Mangilao Solar, LLC (formerly, KEPCO-LG CNS Mangilao Solar, LLC)		69,830	34,029	—	(253)
Jeju Hanlim Offshore Wind Co., Ltd.		20,525	9,805	—	(3,049)
PT. Siborpa Eco Power		10,491	14	—	(361)
PT. Korea Energy Indonesia		1,746	196	2,428	190
KOLAT SpA		31,109	425	243	(216)
KEPCO California, LLC		41,973	4,683	—	(1,330)
KEPCO Mojave Holdings, LLC		95,326	67,138	—	(4,358)
Incheon Fuel Cell Co., Ltd.		192,184	170,976	—	(979)
KOEN Service Co., Ltd.		6,239	5,598	32,150	129
KOMIPO Service Co., Ltd.		3,381	3,649	28,596	(479)
KOWEPO Service Co., Ltd.		6,045	4,849	29,559	726
KOSPO Service Co., Ltd.		5,617	4,708	25,103	832
EWP Service Co., Ltd.		4,568	4,074	23,223	(15)
PT. KOMIPO Energy Indonesia		2,473	154	2,391	52
KNF Partners Co., Ltd.		1,470	743	5,487	256
KOSPO USA Inc.		120,380	266	—	(1,611)
Nambu USA LLC		42,739	—	—	544
Tamra Offshore Wind Power Co., Ltd.		150,957	112,184	22,200	4,575
KEPCO MCS Co., Ltd.		59,227	36,786	342,053	19,190
KEPCO FMS Co., Ltd.		14,390	12,585	89,228	837
Firstkeepers Co., Ltd.		13,981	12,234	68,538	2,994
Secutec Co., Ltd.		11,473	9,771	62,256	1,609
SE Green Energy Co., Ltd.		152,205	122,606	19,731	2,463
KEPCO Mangilao America LLC		1,793	—	—	—
Mangilao Intermediate Holdings LLC		100,609	80,210	—	(3,708)
KEPCO CSC Co., Ltd.		8,817	5,551	38,465	2,479
KOAK Power Limited		15,864	1,118	—	607
KOMIPO Europe B.V.		43,198	46	333	(386)
Haenanum Energy Fund		28,219	132	128	(13)
Paju Ecoenergy Co., Ltd.	￦	57,320	3,506	3,069	247
Guam Ukudu Power LLC		3,165	3,589	—	(1,577)
TS Energy No. 25 Co., Ltd.		184,667	142,709	—	(3,779)
KPS Partners Co., Ltd.		2,139	1,127	3,562	313
KEPCO E&C Service Co., Ltd.		2,514	1,549	4,989	464
Moha Solar Co., Ltd.		7,390	7,809	—	(364)
Ogiri Solar Power Co., Ltd.		1,032	—	—	—
KHNP USA LLC		464	23	229	119
KOMIPO Vanphong Power Service LLC		1,727	12	—	(34)
Energy Innovation Fund I		8,412	1	25	(201)

(*1)	Financial information of EWP America Inc. includes that of four other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.

(*2)

Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of four other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1, Songhyun e-New Industry Fund and BSK E-New Industry Fund X.

Significant restrictions on abilities to subsidiaries
Significant restrictions on abilities to subsidiaries are as follows:

Company	Nature and extent of any significant restrictions
Gyeonggi Green Energy Co., Ltd.	Acquisition or disposal of assets of more than ￦35 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the company.

KOSPO Youngnam Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied, or prior written consent of financial institutions is obtained. Company’s shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Incheon Fuel Cell Co., Ltd.	Acquisition or disposal of assets of more than ￦20 billion, change in the capacity of cogeneration units (except for the change due to performance improvement of equipment, maintenance) will require unanimous consent of all directors of the company.

Gyeongju Wind Power Co., Ltd.	Dividends and settlement amounts for renewable energy supply certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Company	Nature and extent of any significant restrictions

Korea Offshore Wind Power Co., Ltd.	Principals and interest payments on subordinated loans or payments for dividends and settlement amounts for renewable energy supply certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions are obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Details of non-controlling interest prior to intra-group eliminations
Details of non-controlling interests prior to intra-Company eliminations as of and for the years ended December 31, 2018, 2019 and 2020 are as follows:

2018
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	163,622	628,725	281,390	956,928	2,030,665
Non-current assets		267,822	646,640	490,090	2,760,500	4,165,052
Current liabilities		(16,819)	(270,097)	(248,402)	(559,552)	(1,094,870)
Non-current liabilities		(36,594)	(26,331)	(61,698)	(1,933,583)	(2,058,206)
Net assets		378,031	978,937	461,380	1,224,293	3,042,641
Book value of non-controlling interests		185,235	479,679	156,500	680,963	1,502,377
Sales		99,844	1,239,604	433,701	966,037	2,739,186
Profit for the period		49,631	160,791	12,937	92,457	315,816
Profit for the period attributable to non-controlling interests		24,319	78,788	4,388	28,475	135,970
Cash flows from operating activities		92,822	129,700	81,042	110,448	414,012
Cash flows from investing activities		(4,452)	(123,593)	(50,569)	35,167	(143,447)
Cash flows from financing activities before dividends to non-controlling interests		(53,733)	(33,737)	(14,591)	(374,669)	(476,730)
Dividends to non-controlling interests		(51,626)	(32,414)	(2,839)	(23,452)	(110,331)
Effect of exchange rate fluctuation		2,840	(124)	31	1,304	4,051
Net increase (decrease) of cash and cash equivalents		(14,149)	(60,168)	13,074	(251,202)	(312,445)

		2019
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership		49.00%	49.00%	33.92%
Current assets	￦	173,931	779,764	257,593	864,596	2,075,884
Non-current assets		197,446	577,219	477,614	3,169,317	4,421,596
Current liabilities		(11,990)	(247,737)	(223,522)	(450,311)	(933,560)
Non-current liabilities		(44,166)	(47,020)	(19,472)	(2,193,501)	(2,304,159)
Net assets		315,221	1,062,226	492,213	1,390,101	3,259,761
Book value of non-controlling interests		154,458	520,491	166,959	551,423	1,393,331
Sales		95,072	1,244,613	448,635	855,023	2,643,343
Profit (loss) for the period		40,818	157,737	26,398	(48,963)	175,990
Profit (loss) for the period attributable to non-controlling interests		20,001	77,291	8,954	(24,264)	81,982
Cash flows from operating activities		101,707	164,373	27,081	219,450	512,611
Cash flows from investing activities		4,458	(89,159)	47,219	(356,434)	(393,916)
Cash flows from financing activities before dividends to non-controlling interests		(68,678)	(44,332)	(34,632)	223,233	75,591
Dividends to non-controlling interests		(48,750)	(39,466)	(1,807)	(9,233)	(99,256)
Effect of exchange rate fluctuation		2,111	(593)	(14)	2,501	4,005
Net increase (decrease) of cash and cash equivalents		(9,152)	(9,177)	37,847	79,517	99,035

		2020
Description		KEPCO Ilijan Corporation	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Engineering & Construction Company, Inc.	Others	Total
		In millions of won
Percentage of ownership	￦	49.00%	49.00%	33.92%
Current assets		236,602	755,454	235,805	801,813	2,029,674
Non-current assets		85,464	590,403	463,439	3,499,258	4,638,564
Current liabilities		(12,322)	(254,495)	(186,296)	(414,673)	(867,786)
Non-current liabilities		(34,912)	(42,020)	(13,873)	(2,511,848)	(2,602,653)
Net assets		274,832	1,049,342	499,075	1,374,550	3,197,799
Book value of non-controlling interests		134,668	514,177	169,286	552,035	1,370,166
Sales		81,400	1,299,186	431,723	956,692	2,769,001
Profit for the period		39,443	85,916	20,160	107,661	253,180
Profit for the period attributable to non-controlling interests		19,327	42,099	6,838	32,858	101,122
Cash flows from operating activities		121,835	74,159	15,225	240,987	452,206
Cash flows from investing activities		7,561	26,748	(34,333)	(661,820)	(661,844)
Cash flows from financing activities before dividends to non-controlling interests		(31,793)	(47,809)	(9,165)	371,448	282,681
Dividends to non-controlling interests		(30,319)	(42,336)	(4,000)	(4,643)	(81,298)
Effect of exchange rate fluctuation		(8,153)	(2,171)	(22)	(7,893)	(18,239)
Net increase (decrease) of cash and cash equivalents		59,131	8,591	(32,295)	(61,921)	(26,494)

Changes in goodwill
(i)	Details of goodwill as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Acquisition cost	￦	97,977	98,166
Less: Accumulated impairment		—	—

Carrying book value	￦	97,977	98,166

(ii)	Changes in goodwill for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning	Increase	Decrease	Ending
		In millions of won
Acquisition cost	￦	2,582	95,395	—	97,977
Less: Accumulated impairment		—	—	—	—
Carrying book value		2,582	95,395	—	97,977

		2020
		Beginning	Increase	Decrease	Ending
		In millions of won
Acquisition cost	￦	97,977	189	—	98,166
Less: Accumulated impairment		—	—	—	—
Carrying book value		97,977	189	—	98,166

Disposals of subsidiaries
(i)	The fair value of proceeds from disposal for the years ended December 31, 2018, 2019 and 2020, respectively, are as follows:

		2018	2019	2020
		In millions of won
Consideration received in cash and cash equivalents	￦	160	4	389
Net assets transferred due to liquidation		—	—	1,084

Total	￦	160	4	1,473

(ii)	The carrying value of assets and liabilities of subsidiaries as of the date the Company lost its control during the years ended December 31, 2018, 2019 and 2020, respectively, are as follows:

		2018	2019	2020
		In millions of won
Assets
Cash and cash equivalents	￦	175	97	1,656
Trade and other receivables		11	—	395
Inventories		—	—	2,801
Other non-financial assets		—	1	98
PP&E and intangible assets		—	2	3,812
Liabilities
Trade and other payables		(28)	(3)	(935)
Other non-financial liabilities		—	(24)	—

	￦	158	73	7,827

(iii)	Gain on disposals of subsidiaries for the years ended December 31, 2018, 2019 and 2020, respectively, are as follows:

		2018	2019	2020
		In millions of won
Fair value of proceeds from disposal	￦	160	4	1,473
Net assets disposed		(158)	(73)	(7,827)
Realization of unrealized gain (loss)		70	(187)	—
Other comprehensive income (loss) (cumulative foreign currency translation of foreign operations)		—	—	(256)

Gain (loss) on disposals of subsidiaries(*)	￦	72	(256)	(6,610)

(*)	Gain (loss) on disposals of subsidiaries is included in the ‘Gain (loss) on disposal of investments in subsidiaries’ the consolidated statements of comprehensive income (loss).

(iv)	Net cash flow from disposals of subsidiaries for the years ended December 31, 2018, 2019 and 2020, respectively, are as follows:

		2018	2019	2020
		In millions of won
Consideration received in cash and cash equivalents	￦	160	4	389
Less: cash and cash equivalents held by disposed subsidiaries		(175)	(97)	(1,656)

Net cash flow	￦	(15)	(93)	(1,267)

Cash dividends received from subsidiaries
Cash dividends received from subsidiaries for the years ended December 31, 2018, 2019 and 2020, respectively, are as follows:

Subsidiaries		2018	2019	2020
		In millions of won
Korea Hydro & Nuclear Power Co., Ltd.	￦	281,234	—	106,675
Korea South-East Power Co., Ltd.		33,928	7,143	11,905
Korea Midland Power Co., Ltd.		26,581	—	—
Korea Western Power Co., Ltd.		28,996	—	—
Korea Southern Power Co., Ltd.		25,780	15,277	—
Korea East-West Power Co., Ltd.		61,408	985	17,959
KEPCO Engineering & Construction Company, Inc.		5,531	3,519	7,793
KEPCO Plant Service & Engineering Co., Ltd.		33,739	41,084	44,068
KEPCO Nuclear Fuel Co., Ltd.		1,077	4,219	7,270
KEPCO KDN Co., Ltd.		13,888	19,136	14,720
KEPCO International HongKong Ltd.		23,314	10,243	11,858
KEPCO International Philippines Inc.		52,507	70,480	—
KEPCO Ilijan Corporation		53,900	65,776	34,502
KEPCO Philippines Holdings Inc.		—	63,522	70,876
KOSEP Australia Pty., Ltd.		—	8,120	1,856
KOSPO Australia Pty., Ltd.		—	4,335	—
Qatrana Electric Power Company		6,240	10,313	—
KEPCO KPS Philippines Corp.		—	3,854	1,215
Tamra Offshore Wind Power Co., Ltd.		—	4,823	2,640
KEPCO Netherlands S3 B.V.		3,115	874	6,981
PT. KOMIPO Pembangkitan Jawa Bali		20,658	1,971	—
KEPCO Netherlands J3 B.V.		12,090	—	—
Gyeongju Wind Power Co., Ltd.		—	2,800	2,800
VI Carbon Professional Private Special Asset Investment Trust 1		11	11	7
KOSPO Power Services Limitada		993	745	—
KEPCO Netherlands B.V.		17,424	13,266	11,098
PT. Cirebon Power Service		382	—	221
Chitose Solar Power Plant LLC		1,986	814	858
Fujeij Wind Power Company		—	—	6,306
KOSPO Jordan LLC		—	—	535
Energy Innovation Fund I		—	—	19

	￦	704,782	353,310	362,162